Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Originally Reported Share Capital	Originally Reported Accumulated Other Comprehensive Income (Loss)	Originally Reported Accumulated Deficit	Originally Reported	Share Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Increase (Decrease) in Shareholders' Equity
Conversion of units of share capital	$ 0	$ 0	$ 0	$ 0
Conversion of units of share capital (in share)	214,408,455
Balance at the beginning at Dec. 31, 2016	$ 1,635,000	(3,470)	(126,169)	1,505,361	$ 1,635,000	$ (3,470)	$ (126,169)	$ 1,505,361
Balance at the beginning (in shares) at Dec. 31, 2016	1,635,000				216,043,455
Increase (Decrease) in Shareholders' Equity
Issuance of common stock, net					$ 9,558			9,558
Issuance of common stock, net (in shares)					1,284,368
Share-based compensation					$ 17,663			17,663
Net loss							(263,930)	(263,930)
Comprehensive Income (loss)						17,454		17,454
Balance at the end at Dec. 31, 2017	$ 1,662,221	13,984	(390,099)	1,286,106	$ 1,662,221	13,984	(390,099)	1,286,106
Balance at the end (in shares) at Dec. 31, 2017	1,644,720				217,327,823
Increase (Decrease) in Shareholders' Equity
Conversion of units of share capital	$ 0	0	0	0
Conversion of units of share capital (in share)	215,683,103
Issuance of common stock, net					$ 1,574			1,574
Issuance of common stock, net (in shares)					198,602
Share-based compensation					$ 13,715			13,715
Net loss							(242,162)	(242,162)
Comprehensive Income (loss)						(8,626)		(8,626)
Balance at the end at Dec. 31, 2018	$ 1,677,510	5,358	(632,261)	1,050,607	$ 1,677,510	5,358	(632,261)	1,050,607
Balance at the end (in shares) at Dec. 31, 2018	1,646,223				217,526,425
Increase (Decrease) in Shareholders' Equity
Conversion of units of share capital	$ 0	$ 0	$ 0	$ 0
Conversion of units of share capital (in share)	215,880,202
Tax Receivable Agreement					$ 264,000			264,000
Settlement of Tax Receivable Agreement					64,000			64,000
Issuance of common stock, net					$ 1,582			1,582
Issuance of common stock, net (in shares)					1,597,691
Merger recapitalization					$ 678,054			678,054
Merger recapitalization (in shares)					87,749,999
Share-based compensation					$ 51,383			51,383
Net loss							(210,977)	(210,977)
Comprehensive Income (loss)						(10,237)		(10,237)
Balance at the end at Dec. 31, 2019					$ 2,208,529	$ (4,879)	$ (843,238)	$ 1,360,412
Balance at the end (in shares) at Dec. 31, 2019					306,874,115